capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
capital structure financial policies
EBITDA	$ 1,359	$ 1,373	$ 2,768	$ 2,752	$ 5,570	$ 5,554	$ 5,336
Deduct non-cash gains from sale of property, plant and equipment					(13)		(43)
Restructuring and other costs, net of disbursements					22		43
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing					43		(172)
Effects of lease principal					(346)		(152)
Leases accounted for as finance leases prior to adoption of IFRS 16					136		26
Deduct non-recurring gains and equity income related to real estate joint ventures							(171)
Donation to TELUS Friendly Future Foundation in Common Shares							100
Share-based compensation expense, net	41	20	64	39	23		2
Net employee defined benefit plans expense	25	19	52	39	91		85
Employer contributions to employee defined benefit plans	(12)	(12)	(27)	(28)	(40)		(46)
Interest paid	(199)	(147)	(376)	(326)	(764)		(654)
Interest received	3	3	6	5	8		9
Capital expenditures (excluding spectrum licences)					(2,911)		(2,889)
Free cash flow before income taxes					1,819		1,474
Income taxes paid, net of refunds	13	122	137	473	(308)		(562)
Free cash flow					1,511		912
Adjustments to reconcile to Cash provided by operating activities	404	16	464	(402)	194		163
Cash provided by operating activities	$ 1,462	$ 1,160	$ 2,639	$ 1,950	$ 4,616		$ 3,964